Other Receivables, Prepayments and Deposits	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Receivables [Abstract]
Other Receivables, Prepayments and Deposits

6. OTHER RECEIVABLES, PREPAYMENTS & DEPOSITS

	Period Ended	Year Ended
	September 30, 2017	March 31, 2017
Other receivables	$10,700	$5,687
Prepayments	$12,927	$(814)
Total other receivables, prepayments and deposits	$23,627	$4,873

4. OTHER RECEIVABLES, PREPAYMENTS AND DEPOSITS

Prepaid expenses and deposits consisted of the following as at March 31, 2017:

	2017	2016
Other receivables	$5,687	$-
Prepayments	$(814)	$-
Total prepaid expenses and deposits	$4,873	$-